UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04997

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds V

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2009

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Small Cap Core Fund

August 31, 2009

	Number of
	Shares	Value
Common Stock – 96.98%
Basic Materials – 5.35%
Compass Minerals International	7,550	$401,509
†Graftech International	44,540	633,804
Rock-Tenn Class A	15,990	820,127
†Rockwood Holdings	25,780	525,139
Schulman (A.)	22,300	448,007
Silgan Holdings	10,330	502,245
		3,330,831
Business Services – 9.76%
Administaff	16,130	389,378
American Ecology	17,380	317,706
†AMN Healthcare Services	37,230	367,460
†CRA International	11,520	321,754
†DynCorp International Class A	27,470	471,111
Healthcare Services Group	23,580	416,894
IESI-BFC	24,840	334,346
†Kforce	43,350	485,520
*†Lincoln Educational Services	22,130	490,843
McGrath RentCorp	19,380	381,205
†Metalico	11,100	45,066
†RiskMetrics Group	20,710	322,248
†TeleTech Holdings	24,400	416,264
†Tetra Tech	14,900	440,146
*†Titan Machinery	23,650	284,983
†United Stationers	12,850	587,116
		6,072,040
Capital Goods – 9.93%
AAON	25,950	541,836
*Acuity Brands	15,620	501,558
Applied Industrial Technologies	19,240	396,921
Barnes Group	22,300	327,587
†Chart Industries	29,640	553,081
†Columbus McKinnon	25,920	318,816
†ESCO Technologies	6,400	237,184
†Esterline Technologies	8,800	272,096
*Granite Construction	14,400	462,240
†Kadant	21,000	244,230
Koppers Holdings	13,320	363,636
Lufkin Industries	8,690	384,533
†Rofin-Sinar Technologies	13,500	306,990
Triumph Group	12,620	548,970
†Tutor Perini	17,780	348,844
†Willbros Group	29,570	368,147
		6,176,669
Communication Services – 1.83%
*Alaska Communications Systems Group	47,500	378,575
†IPG Photonics	32,000	387,840
NTELOS Holdings	22,890	371,047
		1,137,462
Consumer Discretionary – 5.66%
†Aeropostale	6,230	243,905
†Citi Trends	15,200	338,808
†G-III Apparel Group	14,400	215,280
*†Gymboree	11,100	497,168
*†Hibbett Sports	16,700	293,419
†Jo-Ann Stores	12,750	348,330
Phillips-Van Heusen	11,610	438,626
†Susser Holdings	16,050	172,217
*†Tractor Supply	10,400	489,424
†ULTA Salon Cosmetics & Fragrance	42,000	483,840
		3,521,017
Consumer Services – 4.95%
†Bally Technologies	16,440	664,668
*†Buffalo Wild Wings	11,520	474,970
†CEC Entertainment	8,910	238,343
CKE Restaurants	50,880	492,010
†Jack in the Box	25,780	525,654
†Papa John's International	12,940	301,890
*†WMS Industries	9,100	385,203
		3,082,738

Consumer Staples – 2.13%
Casey's General Stores	20,500	568,875
*†Chattem	9,110	557,896
Lance	8,150	197,638
		1,324,409
Energy – 2.68%
*Berry Petroleum Class A	17,500	394,975
†Bristow Group	10,950	319,740
*†Carrizo Oil & Gas	27,800	537,374
Penn Virginia	21,620	414,239
		1,666,328
Financials – 14.13%
Amtrust Financial Services	3,000	37,890
Apollo Investment	40,650	376,419
Aspen Insurance Holdings	20,140	511,556
City Holding	12,850	409,144
Dime Community Bancshares	41,800	468,160
First Mercury Financial	3,961	57,395
First Niagara Financial Group	33,150	433,602
Harleysville Group	12,970	420,358
Independent Bank (MA)	18,500	428,645
IPC Holdings	13,870	449,665
Max Capital Group	25,750	526,845
optionsXpress Holdings	31,000	515,840
†ProAssurance	10,530	552,825
Prosperity Bancshares	14,300	493,779
Protective Life	10,660	229,616
Provident Financial Services	33,340	367,407
RLI	8,640	458,006
Smithtown Bancorp	13,250	179,405
TCF Financial	22,880	314,829
†Texas Capital Bancshares	22,300	369,065
Trustmark	21,300	405,339
Univest Corporation of Pennsylvania	7,075	146,948
Washington Federal	25,140	373,078
Webster Financial	20,200	264,014
		8,789,830
Health Care – 13.06%
†Align Technology	23,570	315,838
†Alkermes	44,930	406,617
†Alliance HealthCare Services	32,500	179,725
†Catalyst Health Solutions	18,490	528,074
†Celera	51,010	333,605
†Conmed	23,740	423,284
†CryoLife	39,900	297,255
†Eurand	35,350	508,687
†Merit Medical Systems	18,990	342,770
†Odyssey HealthCare	23,100	297,528
†Onyx Pharmaceuticals	18,390	589,766
*†OSI Pharmaceuticals	13,260	443,149
†PharMerica	12,170	244,009
*†Psychiatric Solutions	21,700	581,343
*†Quidel	18,400	284,096
†Regeneron Pharmaceuticals	22,110	502,560
†Res-Care	24,000	348,240
†SonoSite	13,550	315,309
†Sun Healthcare Group	43,150	355,556
†United Therapeutics	3,750	343,163
*West Pharmaceutical Services	12,110	486,701
		8,127,275
Media – 0.56%
National CineMedia	23,050	345,750
		345,750
Real Estate – 4.00%
*Alexandria Real Estate Equities	7,020	391,084
EastGroup Properties	11,400	429,096
*Home Properties	14,110	535,756
Senior Housing Properties Trust	12,960	259,978
Sovran Self Storage	13,930	409,403
Tanger Factory Outlet Centers	12,400	466,488
		2,491,805
Technology – 18.86%
American Software Class A	32,600	205,380
*†Anixter International	16,150	566,541
*†Atheros Communications	14,300	395,252
*†Blackboard	9,800	337,218
†Digital River	12,100	427,372
†Dionex	7,800	469,092
†Emdeon Class A	2,300	40,112
†FARO Technologies	21,790	370,648
iGate	62,380	415,451
InfoGROUP	64,150	395,806
†Informatica	24,140	432,830
IXYS	36,600	248,880
*†j2 Global Communications	16,800	359,016

†JDA Software Group	18,750	362,625
†Knology	42,250	305,890
†Lawson Software	67,650	416,724
†Netgear	21,210	362,267
NIC	28,800	220,896
†Progress Software	22,250	495,730
*Quality Systems	9,250	498,020
†Radiant Systems	30,300	324,816
†Sapient	57,240	419,569
*†SAVVIS	27,750	470,640
†Semtech	20,900	381,843
*†SolarWinds	13,380	249,671
*†Synaptics	15,120	389,794
†Tekelec	33,990	529,224
United Online	48,610	340,270
†ValueClick	41,930	429,783
†ViaSat	21,230	514,403
*†Vocus	21,350	359,961
		11,735,724
Transportation – 0.72%
†HUB Group	20,470	448,907
		448,907
Utilities – 3.36%
Cleco	29,390	717,704
*Otter Tail	12,770	301,244
*Piedmont Natural Gas	17,250	414,345
UIL Holdings	14,480	375,611
UNTIL	12,890	281,260
		2,090,164
Total Common Stock (cost $61,170,144)		60,340,949

	Principal
	Amount
≠Discount Note – 3.03%
Federal Home Loan Bank 0.08% 9/1/09	$1,885,005	1,885,005
Total Discount Note (cost $1,885,005)		1,885,005

Total Value of Securities Before Securities Lending Collateral – 100.01%
(cost $63,055,149)		62,225,954

	Number of
	Shares
Securities Lending Collateral** – 16.17%
Investment Companies
Mellon GSL DBT II Collateral Fund	5,493,453	5,493,453
BNY Mellon SL DBT II Liquidating Fund	4,639,049	4,568,999
†@Mellon GSL Reinvestment Trust II	214,226	21
Total Securities Lending Collateral (cost $10,346,728)		10,062,473

Total Value of Securities – 116.18%
(cost $73,401,877)		72,288,427	©
Obligation to Return Securities Lending Collateral** – (16.63%)		(10,346,728)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.45%		279,696
Net Assets Applicable to 7,207,409 Shares Outstanding – 100.00%		$62,221,395

†Non income producing security.
*Fully or partially on loan.
≠The rate shown is the effective yield at the time of purchase.
** See Note 3 in “Notes.”
@Illiquid security. At July 31, 2009, the aggregate amount of illiquid securities was $21 which represented 0.00% of the Fund’s net assets. See Note 4 in “Notes."
©Includes $10,083,973 of securities loaned.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group® Equity Funds V - Delaware Small Cap Core Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended November 30, 2005 – November 30, 2008), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At August 31, 2009, the Fund held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At August 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At August 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$75,942,095
Aggregate unrealized appreciation	4,695,580
Aggregate unrealized depreciation	(8,349,248)
Net unrealized depreciation	$(3,653,668)

For federal income tax purposes, at November 30, 2008, capital loss carryforwards of $14,747,189 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2016.

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Portfolio’s investments by the FAS 157 fair value hierarchy levels as of August 31, 2009:

	Level 1	Level 2	Level 3	Total
Common Stock	$60,340,949	$-	$-	$60,340,949
Short Term	-	1,885,005	-	1,885,005
Securities Lending Collateral	5,493,453	4,568,999	21	10,062,473
Total	$65,834,402	$6,454,004	$21	$72,288,427

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 11/30/08	$17,567
Net change in unrealized
appreciation/depreciation	(17,546)
Balance as of 8/31/09	$21

Net change in unrealized
appreciation/depreciation from
investments still held as of 8/31/09	$(17,456)

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three-tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At August 31, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust's net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Fund's exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At August 31, 2009, the value of securities on loan was $10,083,973, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Fund invests a significant portion of its assets in small-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended August 31, 2009. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund's 15% limit on investments in illiquid securities. As of August 31, 2009, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

5. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, Delaware Distributors, L.P. (DDLP), and Delaware Service Company (DSC), will be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). Upon completion of the Transaction, DMC, DDLP and DSC will be wholly-owned subsidiaries of Macquarie.

The Transaction will result in a change of control of DMC which, in turn, will cause the termination of the investment advisory agreement between DMC and the Fund. As a result, a Special Meeting of Shareholders (Meeting) of the Fund will be scheduled for the purpose of asking shareholders to approve a new investment advisory agreement between DMC and the Fund (New Agreement). If approved by shareholders, the New Agreement will take effect upon the closing of the Transaction, which is currently anticipated to occur in the fourth quarter of 2009. Shareholders of the Fund will receive proxy materials including more detailed information about the Meeting, the Transaction and the proposed New Agreement.

6. Subsequent Events
Effective August 31, 2009, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to August 31, 2009 through October 25, 2009, the date of issuance of the Fund’s schedule of portfolio holdings, and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s schedule of portfolio holdings.

Schedule of Investments (Unaudited)

Delaware Small Cap Value Fund

August 31, 2009

	Number of
	Shares	Value
Common Stock – 98.51%
Basic Industry – 10.28%
Albemarle	181,700	$5,856,191
†Crown Holdings	273,900	6,800,948
Cytec Industries	167,400	4,836,186
FMC	131,100	6,253,470
Kaiser Aluminum	52,800	1,707,024
†Thompson Creek Metals	273,000	3,139,500
Valspar	173,300	4,640,974
		33,234,293
Business Services – 3.50%
Brink's	132,900	3,501,915
†Brink's Home Security Holdings	126,400	3,952,528
†United Stationers	52,359	2,392,283
Viad	80,800	1,460,056
		11,306,782
Capital Spending – 7.58%
Actuant Class A	225,000	3,179,250
†Altra Holdings	116,800	1,121,280
†Casella Waste Systems	89,700	240,396
†Colfax	47,000	498,200
†Gardner Denver	126,300	4,100,961
Insteel Industries	161,400	1,843,188
Mueller Water Products Class A	309,588	1,424,105
*Regal Beloit	73,100	3,323,126
*Wabtec	57,000	2,134,650
Walter Energy	128,000	6,644,480
		24,509,636
Consumer Cyclical – 2.17%
*Autoliv	46,700	1,497,669
MDC Holdings	147,300	5,517,858
		7,015,527
Consumer Services – 13.21%
Bebe Stores	152,700	1,165,101
Cato Class A	221,879	3,789,693
*†CEC Entertainment	99,900	2,672,325
*†Children's Place Retail Stores	78,000	2,365,740
*†Collective Brands	99,500	1,576,080
Finish Line Class A	214,500	1,769,625
†Genesco	120,400	2,636,760
†Jack in the Box	146,700	2,991,213
Men's Wearhouse	156,000	4,056,000
*Meredith	118,200	3,271,776
*Movado Group	168,200	2,161,370
PETsMART	160,100	3,347,691
Phillips-Van Heusen	56,700	2,142,126
†Skechers USA Class A	94,800	1,688,388
Stage Stores	195,700	2,612,595
†Warnaco Group	87,000	3,310,350
Wolverine World Wide	29,750	741,073
†Zale	62,400	404,352
		42,702,258
Consumer Staples – 2.86%
American Greetings Class A	107,600	1,494,564
Del Monte Foods	549,700	5,766,353
Schweitzer-Mauduit International	39,800	1,957,364
		9,218,281
Energy – 6.81%
†Encore Acquisition	70,800	2,668,452
*†Forest Oil	130,700	2,054,604

†Newfield Exploration	175,800	6,801,702
Southwest Gas	186,400	4,538,840
†Whiting Petroleum	122,600	5,951,004
		22,014,602
Financial Services – 22.75%
Bank of Hawaii	135,000	5,325,750
Berkley (W.R.)	148,500	3,794,175
Boston Private Financial Holdings	304,900	1,530,598
Community Bank System	135,000	2,407,050
CVB Financial	138,000	967,380
East West Bancorp	260,400	2,398,284
First Financial Bancorp	163,100	1,376,564
First Midwest Bancorp	161,700	1,659,042
Hancock Holding	134,900	5,168,019
Harleysville Group	159,400	5,166,154
Independent Bank	167,600	3,883,292
Infinity Property & Casualty	131,500	5,782,055
IPC Holdings	136,100	4,412,362
NBT Bancorp	229,900	5,195,740
Platinum Underwriters Holdings	250,200	9,069,750
S&T Bancorp	76,300	1,056,755
Selective Insurance Group	343,000	5,837,860
*StanCorp Financial Group	54,500	2,062,825
Sterling Bancshares	569,100	4,524,345
Univest Corporation of Pennsylvania	30,100	625,177
Wesbanco	88,700	1,302,116
		73,545,293
Health Care – 3.45%
†Alliance HealthCare Services	179,100	990,423
Service Corporation International	575,400	4,073,832
STERIS	70,500	2,045,910
Universal Health Services Class B	69,000	4,054,440
		11,164,605
Real Estate – 5.48%
Brandywine Realty Trust	252,937	2,683,662
Education Realty Trust	203,400	1,189,890
†Government Properties Income Trust	89,800	1,915,434
Highwoods Properties	192,000	5,639,039
Walter Investment Management	60,152	868,595
Washington Real Estate Investment Trust	201,300	5,427,048
		17,723,668
Technology – 14.66%
*†Amkor Technology	465,300	2,577,762
†Brocade Communications Systems	282,100	2,039,583
†Checkpoint Systems	166,600	2,777,222
†Cirrus Logic	703,700	3,490,352
†Compuware	399,600	2,881,116
†Electronics for Imaging	133,200	1,417,248
*†ON Semiconductor	287,000	2,316,090
†Parametric Technology	302,500	4,023,250
†Premiere Global Services	291,850	2,731,716
*QAD	218,000	889,440
*†Sybase	142,700	4,973,095
†Synopsys	291,500	6,188,545
*†Tech Data	188,400	7,178,040
†Vishay Intertechnology	483,000	3,897,810
		47,381,269
Transportation – 3.28%
*Alexander & Baldwin	168,700	4,841,690
*†Kirby	101,100	3,745,755
†Saia	113,800	2,014,260
		10,601,705
Utilities – 2.48%
Black Hills	75,200	1,923,616
†El Paso Electric	259,000	4,387,460
*Otter Tail	72,500	1,710,275
		8,021,351
Total Common Stock (cost $312,874,433)		318,439,270

	Principal
	Amount
≠Discount Note – 1.95%
Federal Home Loan Bank 0.08% 9/1/09	$6,307,016	6,307,016
Total Discount Note (cost $6,307,016)		6,307,016

Total Value of Securities Before Securities Lending Collateral – 100.46%
(cost $319,181,449)		324,746,286

	Number of
	Shares
Securities Lending Collateral** – 8.34%
Investment Companies
Mellon GSL DBT II Collateral Fund	13,433,954	13,433,954
BNY Mellon SL DBT II Liquidating Fund	13,730,429	13,523,099
@†Mellon GSL Reinvestment Trust II	392,139	39
Total Securities Lending Collateral (cost $27,556,522)		26,957,092

Total Value of Securities – 108.80%
(cost $346,737,971)		351,703,378 ©
Obligation to Return Securities Lending Collateral** – (8.53%)		(27,556,522)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.27%)		(881,537)
Net Assets Applicable to 12,601,232 Shares Outstanding – 100.00%		$323,265,319

†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.
*Fully or partially on loan.
**See Note 3 in "Notes."
@Illiquid security. At August 31, 2009, the aggregate amount of illiquid securities was $39, which represented 0.00% of the Fund’s net assets. See Note 4 in “Notes."
©Includes $26,808,869 of securities loaned.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group® Equity Funds V – Delaware Small Cap Value Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended November 30, 2005 – November 30, 2008), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At August 31, 2009, the Fund held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At August 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At August 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$346,847,084
Aggregate unrealized appreciation	61,638,224
Aggregate unrealized depreciation	(56,781,930)
Net unrealized appreciation	$4,856,294

For federal income tax purposes, at November 30, 2008, capital loss carryforwards of $297,876 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2016.

The Fund applies Financial Accounting Standard No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund's investments by the FAS 157 fair value hierarchy levels as of August 31, 2009:

	Level 1	Level 2	Level 3	Total
Common Stock	$318,439,270	$-	$-	$318,439,270
Short-Term	-	6,307,016	-	6,307,016
Securities Lending Collateral	13,433,954	13,523,099	39	26,957,092
Total	$331,873,224	$19,830,115	$39	$351,703,378

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 11/30/08	$32,155
Net change in unrealized
appreciation/depreciation	(32,116)
Balance as of 8/31/09	$39

Net change in unrealized
appreciation/depreciation from
investments still held as of 8/31/09	$(32,116)

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At August 31, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At August 31, 2009, the value of securities on loan was $26,808,869, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption "Securities Lending Collateral."

4. Credit and Market Risk
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended August 31, 2009. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of August 31, 2009, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

5. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, Delaware Distributors, L.P. (DDLP), and Delaware Service Company (DSC), will be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). Upon completion of the Transaction, DMC, DDLP and DSC will be wholly-owned subsidiaries of Macquarie.

The Transaction will result in a change of control of DMC which, in turn, will cause the termination of the investment advisory agreement between DMC and the Fund. As a result, a Special Meeting of Shareholders (Meeting) of the Fund will be scheduled for the purpose of asking shareholders to approve a new investment advisory agreement between DMC and the Fund (New Agreement). If approved by shareholders, the New Agreement will take effect upon the closing of the Transaction, which is currently anticipated to occur in the fourth quarter of 2009. Shareholders of the Fund will receive proxy materials including more detailed information about the Meeting, the Transaction and the proposed New Agreement.

6. Subsequent Events
Effective August 31, 2009, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to August 31, 2009 through October 25, 2009, the date of issuance of the Fund’s schedule of portfolio holdings, and determined that there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Fund’s schedule of portfolio holdings.

Schedule of Investments (Unaudited)

Delaware Dividend Income Fund

August 31, 2009

	Number of
	Shares	Value
Common Stock – 41.44%
Consumer Discretionary – 2.34%
Cablevision Systems Class A	3,000	$67,020
†*DIRECTV Group	4,450	110,182
Gap	248,100	4,875,165
Mattel	222,100	3,995,579
†Time Warner Cable Class A	4	149
		9,048,095
Consumer Staples – 6.32%
Archer-Daniels-Midland	128,300	3,698,889
CVS Caremark	123,200	4,622,464
*Heinz (H.J.)	108,500	4,177,250
Kimberly-Clark	74,200	4,486,132
Kraft Foods Class A	139,000	3,940,650
Safeway	182,700	3,480,435
		24,405,820
Diversified REITs – 0.70%
*Digital Realty Trust	13,500	588,330
Liberty Property Trust	7,600	249,052
Vornado Realty Trust	32,365	1,861,635
		2,699,017
Energy – 2.94%
Chevron	54,500	3,811,730
ConocoPhillips	83,900	3,778,017
Marathon Oil	121,400	3,747,618
		11,337,365
Financials – 3.42%
Allstate	158,800	4,667,132
Bank of New York Mellon	132,400	3,920,364
Blackstone Group	12,000	154,680
Travelers	88,300	4,452,086
		13,194,262
Health Care – 7.17%
Bristol-Myers Squibb	193,600	4,284,368
=Cardinal Health	115,900	2,877,797
Johnson & Johnson	68,000	4,109,920
Merck	130,300	4,225,629
Pfizer	257,300	4,296,910
Quest Diagnostics	71,800	3,874,328
Wyeth	84,100	4,024,185
		27,693,137
Health Care REITs – 1.17%
HCP	42,200	1,201,856
*Health Care REIT	38,300	1,635,793
Ventas	43,200	1,693,872
		4,531,521
Hotel REITs – 0.23%
Host Hotels & Resorts	87,600	873,372
		873,372
Industrial REITs – 0.32%
AMB Property	23,000	525,090
DCT Industrial Trust	35,200	185,856
ProLogis	45,400	504,848
		1,215,794
Industrials – 2.15%
†*Delta Air Lines	22	159
†Flextronics International	19,100	113,263
*Grupo Aeroportuario del Centro Norte ADR	20,242	230,759
†Mobile Mini	7,124	126,309
Northrop Grumman	76,900	3,753,489
†∏=Port Townsend	1,110	11
*Waste Management	136,300	4,079,458
		8,303,448
Information Technology – 4.49%
Intel	219,200	4,454,144
International Business Machines	35,900	4,237,995
*Motorola	599,300	4,302,974
Xerox	499,300	4,318,945
		17,314,058
Mall REITs – 0.90%
*Macerich	45,279	1,297,696
Simon Property Group	34,345	2,185,029
		3,482,725

Manufactured Housing REITs – 0.15%
*Equity Lifestyle Properties	14,700	591,675
		591,675
Materials – 1.16%
*duPont (E.I.) deNemours	140,200	4,476,586
		4,476,586
Mortgage REITs – 0.17%
Annaly Mortgage Management	8,400	145,656
Chimera Investment	36,800	139,840
†Cypress Sharpridge Investments	26,400	369,600
		655,096
Multifamily REITs – 0.99%
*American Campus Communities	37,300	970,173
*AvalonBay Communities	8,965	577,615
*Camden Property Trust	18,800	689,960
*Equity Residential	57,800	1,578,518
		3,816,266
Office REITs – 1.06%
*Alexandria Real Estate Equities	11,200	623,952
Boston Properties	13,400	811,772
*Highwoods Properties	39,600	1,163,052
*Mack-Cali Realty	26,100	835,983
Parkway Properties	19,400	351,140
SL Green Realty	8,800	310,552
		4,096,451
Real Estate Management & Development – 0.32%
†Starwood Property Trust	63,100	1,248,749
		1,248,749
Self-Storage REITs – 0.50%
*Public Storage	27,500	1,940,125
		1,940,125
Shopping Center REITs – 0.57%
*Federal Realty Investment Trust	16,600	1,035,342
Kimco Realty	45,500	571,025
*Ramco-Gershenson Properties Trust	23,500	247,220
Regency Centers	10,000	335,500
		2,189,087
Specialty REITs – 0.11%
Entertainment Properties Trust	5,100	159,936
*Plum Creek Timber	9,200	278,668
		438,604
Telecommunications – 2.10%
AT&T	143,700	3,743,385
†Century Communications	1,625,000	0
Frontier Communications	90,100	640,611
†*Leap Wireless International	3,100	51,119
†MetroPCS Communications	6,800	54,128
Verizon Communications	116,100	3,603,744
		8,092,987
Utilities – 2.16%
Edison International	120,100	4,012,541
†*Mirant	448	7,549
NorthWestern	12,400	297,476
*Progress Energy	101,500	4,012,295
		8,329,861
Total Common Stock (cost $199,190,196)		159,974,101

Convertible Preferred Stock – 3.64%
Banking, Finance & Insurance – 0.50%
Aspen Insurance Holdings 5.625% exercise price $29.28, expiration date 12/31/49	37,800	1,852,200
@†Fannie Mae 8.75% exercise price $32.45, expiration date 5/13/11	25,000	74,750
		1,926,950
Cable, Media & Publishing – 0.25%
#Interpublic Group 144A 5.25% exercise price $13.66, expiration date 12/31/49	1,500	960,375
		960,375
Energy – 0.57%
El Paso Energy Capital Trust I 4.75% exercise price $41.59, expiration date 3/31/28	39,900	1,269,618
Whiting Petroleum 6.25% exercise price $43.42, expiration date 12/31/49	7,300	934,400
		2,204,018
Health Care & Pharmaceuticals – 0.91%
Mylan 6.50% exercise price $17.08, expiration date 11/15/10	1,875	1,818,656
Schering-Plough 6.00% exercise price $33.69, expiration date 8/13/10	6,975	1,691,002
		3,509,658
Real Estate – 0.32%
Nationwide Health Properties 7.75% exercise price $22.20, expiration date 12/31/49	8,700	1,247,667
		1,247,667
Telecommunications – 0.94%
Crown Castle International 6.25% exercise price $36.88, expiration date 8/15/12	28,250	1,430,156
Lucent Technologies Capital Trust I 7.75% exercise price $24.80, expiration date 3/15/17	3,000	2,190,750
		3,620,906
Utilities – 0.15%
•CenterPoint Energy 2.50% exercise price $122.63, expiration date 9/15/29	26,000	572,650
		572,650

Total Convertible Preferred Stock (cost $18,038,474)		14,042,224

	Principal
	Amount
Commercial Mortgage-Backed Security – 0.06%
•Morgan Stanley Capital I Series 2007-T27 A4 5.80% 6/11/42	$250,000	230,167
Total Commercial Mortgage-Backed Security (cost $210,820)		230,167

Convertible Bonds – 20.23%
Aerospace & Defense – 0.89%
#AAR 144A 1.75% exercise price $29.43, expiration date 2/1/26	1,150,000	996,188
L-3 Communications 3.00% exercise price $100.14, expiration date 8/1/35	930,000	934,650
#L-3 Communications 144A 3.00% exercise price $100.14, expiration date 8/1/35	1,500,000	1,507,500
		3,438,338
Banking, Finance & Insurance – 0.29%
National City 4.00% exercise price $482.51, expiration date 2/1/11	1,125,000	1,130,625
		1,130,625
Basic Industry – 1.33%
Century Aluminum 1.75% exercise price $30.54, expiration date 8/1/24	85,000	74,588
*Rayonier TRS Holdings 3.75% exercise price $54.81 expiration date 10/15/12	2,770,000	2,905,037
#Sino-Forest 144A 5.00% exercise price $20.29, expiration date 8/1/13	2,225,000	2,169,375
		5,149,000
Building & Materials – 0.05%
Beazer Homes USA 4.625% exercise price $49.64, expiration date 6/15/24	240,000	199,200
		199,200
Cable, Media & Publishing – 0.48%
Liberty Media 3.25% exercise price $53.86, expiration date 3/8/31	3,000,000	1,485,000
Interpublic Group 4.25% exercise price $12.42, expiration date 3/15/23	320,000	295,200
Sinclair Broadcast Group 3.00% exercise price $19.65, expiration date 5/15/27	70,000	62,913
		1,843,113
Computers & Technology – 3.35%
Advanced Micro Devices 6.00% exercise price $28.08, expiration date 5/1/15	1,930,000	1,302,750
#Advanced Micro Devices 144A 6.00% exercise price $28.08, expiration date 5/1/15	3,385,000	2,284,875
Euronet Worldwide 3.50% exercise price $40.48, expiration date 10/15/25	3,500,000	3,228,750
Hutchinson Technology 3.25% exercise price $36.43, expiration date 1/14/26	1,540,000	1,029,875
#Intel 144A 3.25% exercise price $22.68, expiration date 8/1/39	625,000	667,969
*Linear Technology 3.125% exercise price $47.33, expiration date 5/1/27	1,500,000	1,498,125
SanDisk 1.00% exercise price $82.35, expiration date 5/15/13	3,870,000	2,912,175
		12,924,519
Electronics & Electrical Equipment – 0.68%
Fisher Scientific 3.25% exercise price $40.20, expiration date 3/1/24	1,500,000	1,910,625
Flextronics International 1.00% exercise price $15.53, expiration date 8/1/10	739,000	714,983
		2,625,608
Energy – 0.95%
Chesapeake Energy 2.25% exercise price $85.89, expiration date 12/15/38	1,950,000	1,318,687
Peabody Energy 4.75% exercise price $58.44, expiration date 12/15/41	865,000	696,325
Transocean
1.50% exercise price $168.61, expiration date 12/15/37	865,000	816,344
1.625% exercise price $168.61, expiration date 12/15/37	865,000	845,538
		3,676,894
Environmental Services – 0.38%
Allied Waste 4.25% exercise price $45.40, expiration date 4/15/34	1,480,000	1,480,000
		1,480,000
Health Care & Pharmaceuticals – 3.90%
Allergan 1.50% exercise price $63.33, expiration date 4/1/26	600,000	660,000
#Allergan 144A 1.50% exercise price $63.33, expiration date 4/1/26	1,935,000	2,128,499
Amgen 0.375% exercise price $79.48, expiration date 2/1/13	1,850,000	1,836,125
#Amgen 144A 0.375% exercise price $79.48, expiration date 2/1/13	775,000	769,188
fHologic 2.00% exercise price $38.59, expiration date 12/15/37	1,715,000	1,393,438
Inverness Medical Innovations 3.00% exercise price $43.98, expiration date 5/15/16	2,180,000	2,177,274
LifePoint Hospitals 3.50% exercise price $51.79, expiration date 5/14/14	850,000	706,563
Medtronic 1.625% exercise price $55.41, expiration date 4/15/13	3,630,000	3,598,237
*Teva Pharmaceutical Finance 0.25% exercise price $46.51, expiration date 2/1/26	1,535,000	1,767,169
		15,036,493
Leisure, Lodging & Entertainment – 0.47%
#International Game Technology 144A 3.25% exercise price $19.97, expiration date 5/1/14	1,410,000	1,804,800
		1,804,800
Real Estate – 2.36%
#Corporate Office Properties 144A 3.50% exercise price $53.12, expiration date 9/15/26	1,540,000	1,488,025
Developers Diversified Realty 3.00% exercise price $74.75, expiration date 3/15/12	275,000	235,813
#Digital Realty Trust 144A 5.50% exercise price $43.00, expiration date 4/15/29	2,220,000	2,602,949
@MeriStar Hospitality 9.50% exercise price $10.18, expiration date 4/1/10	1,685,000	1,729,653
ProLogis 2.25% exercise price $75.98, expiration date 4/1/37	2,473,000	2,142,236
Vornado Realty Trust 2.85% exercise price $159.04, expiration date 3/15/27	1,005,000	924,600
		9,123,276
Retail – 0.38%
Pantry 3.00% exercise price $50.09, expiration date 11/15/12	1,755,000	1,443,488
		1,443,488
Telecommunications – 3.91%
#Alaska Communication System Group 144A 5.75% exercise price $12.90 expiration date 3/1/13	2,312,000	2,057,680
Alcatel-Lucent 2.875% exercise price $16.75, expiration date 6/15/23	185,000	179,913
Level 3 Communications 5.25% exercise price $3.98, expiration date 12/15/11	2,425,000	2,115,813
NII Holdings 3.125% exercise price $118.32, expiration date 6/15/12	3,435,000	2,928,337

Qwest Communications International 3.50% exercise price $5.12, expiration date 11/15/25	3,570,000	3,552,149
#SBA Communications 144A 4.00% exercise price $30.38, expiration date 10/1/14	1,460,000	1,514,750
#Virgin Media 144A 6.50% exercise price $19.22, expiration date 11/15/16	3,017,000	2,749,241
		15,097,883
Transportation – 0.53%
Bristow Group 3.00% exercise price $77.34, expiration date 6/14/38	2,500,000	2,043,750
		2,043,750
Utilities – 0.28%
Dominion Resources 2.125% exercise price $36.14, expiration date 12/15/23	1,000,000	1,086,250
		1,086,250
Total Convertible Bonds (cost $80,939,489)		78,103,237

Corporate Bonds – 28.01%
Basic Industry – 3.13%
ArcelorMittal 9.85% 6/1/19	100,000	114,408
California Steel Industries 6.125% 3/15/14	455,000	417,463
#•Cognis 144A 2.629% 9/15/13	290,000	245,050
Domtar 7.125% 8/15/15	387,000	374,423
Dow Chemical 8.55% 5/15/19	100,000	109,108
#*Evraz Group 144A 9.50% 4/24/18	825,000	739,406
#FMG Finance 144A 10.625% 9/1/16	385,000	413,875
Freeport McMoRan Copper & Gold 8.25% 4/1/15	564,000	588,624
Georgia-Pacific
7.70% 6/15/15	235,000	229,125
8.875% 5/15/31	340,000	326,400
Huntsman International
7.375% 1/1/15	317,000	274,205
7.875% 11/15/14	626,000	560,270
Innophos 8.875% 8/15/14	276,000	269,100
#@Innophos Holding 144A 9.50% 4/15/12	510,000	481,950
International Coal Group 10.25% 7/15/14	506,000	430,100
#MacDermid 144A 9.50% 4/15/17	769,000	649,805
Noranda Aluminium Acquisition PIK 5.413% 5/15/15	585,586	360,135
Norske Skog Canada 8.625% 6/15/11	667,000	393,530
#@Norske Skogindustrier 144A 7.125% 10/15/33	175,000	89,250
#Novelis 144A 11.50% 2/15/15	314,000	305,365
@=Port Townsend Private Note 7.32% 8/27/12	325,364	235,889
@Potlatch 12.50% 12/1/09	1,075,000	1,082,982
#PE Paper Escrow 144A 12.00% 8/1/14	100,000	102,688
Reliance Steel & Aluminum 6.85% 11/15/36	160,000	125,169
Rockwood Specialties Group 7.50% 11/15/14	375,000	363,750
•Ryerson 7.858% 11/1/14	373,000	318,915
#Sappi Papier Holding 144A 6.75% 6/15/12	631,000	524,358
#Severstal 144A 9.75% 7/29/13	350,000	340,375
#Steel Dynamics 144A 8.25% 4/15/16	519,000	512,513
#Teck Resources 144A
10.25% 5/15/16	171,000	189,810
10.75% 5/15/19	304,000	347,700
#Vedanta Resources 144A 9.50% 7/18/18	595,000	562,275
		12,078,016
Brokerage – 0.38%
Citigroup
6.375% 8/12/14	100,000	101,230
•8.30% 12/21/57	290,000	247,225
Goldman Sachs Group 6.25% 9/1/17	100,000	106,158
Jefferies Group 8.50% 7/15/19	100,000	103,523
LaBranche 11.00% 5/15/12	864,000	806,760
Morgan Stanley 5.55% 4/27/17	100,000	99,762
		1,464,658
Capital Goods – 2.01%
Associated Materials 9.75% 4/15/12	409,000	368,100
#BAE Systems Holdings 144A 6.375% 6/1/19	100,000	108,685
Building Materials 7.75% 8/1/14	419,000	395,955
#BWAY 144A 10.00% 4/15/14	584,000	608,820
#•C8 Capital 144A 6.64% 12/31/49	410,000	270,430
#Case New Holland 144A 7.75% 9/1/13	305,000	301,950
#CPM Holdings 144A 10.625% 9/1/14	120,000	121,800
Eastman Kodak 7.25% 11/15/13	427,000	336,263
*Graham Packaging 9.875% 10/15/14	562,000	562,000
Graphic Packaging International
9.50% 8/15/13	458,000	461,435
#*144A 9.50% 6/15/17	263,000	270,890
@Intertape Polymer US 8.50% 8/1/14	400,000	272,000
Jabil Circuit 7.75% 7/15/16	299,000	295,636
Moog 7.25% 6/15/18	289,000	275,995
#Plastipak Holdings 144A
8.50% 12/15/15	271,000	260,160
10.625% 8/15/19	304,000	319,200
Pregis 12.375% 10/15/13	299,000	270,595
RBS Global/Rexnord
9.50% 8/1/14	285,000	263,625
*11.75% 8/1/16	455,000	384,475
Solo Cup 8.50% 2/15/14	612,000	564,570

Thermadyne Holdings 10.50% 2/1/14	575,000	461,438
USG
6.30% 11/15/16	557,000	448,385
#144A 9.75% 8/1/14	120,000	123,900
		7,746,307
Consumer Cyclical – 3.87%
#Allison Transmission 144A 11.00% 11/1/15	690,000	624,450
Beazer Homes USA 8.625% 5/15/11	161,000	136,045
Burlington Coat Factory Warehouse 11.125% 4/15/14	250,000	235,625
Carrols 9.00% 1/15/13	143,000	139,783
Darden Restaurants 6.80% 10/15/37	100,000	99,308
Denny's Holdings 10.00% 10/1/12	235,000	236,763
#Duane Reade 144A 11.75% 8/1/15	10,000	10,150
*Ford Motor 7.45% 7/16/31	775,000	596,750
Ford Motor Credit
•3.26% 1/13/12	235,000	195,931
7.25% 10/25/11	151,000	142,060
7.50% 8/1/12	835,000	769,036
7.80% 6/1/12	1,100,000	1,018,158
8.00% 6/1/14	325,000	299,688
#GMAC 144A
6.00% 12/15/11	263,000	236,700
6.625% 5/15/12	337,000	299,930
6.875% 9/15/11	1,094,000	1,020,154
6.875% 8/28/12	859,000	755,920
Goodyear Tire & Rubber
*9.00% 7/1/15	485,000	494,700
10.50% 5/15/16	166,000	178,035
Interface
9.50% 2/1/14	79,000	75,741
#144A 11.375% 11/1/13	74,000	78,903
#Invista 144A 9.25% 5/1/12	483,000	476,359
#Landry’s Restaurants 144A 14.00% 8/15/11	271,000	271,339
Levi Strauss 9.75% 1/15/15	544,000	558,960
Macy’s Retail Holdings
8.875% 7/15/15	294,000	299,202
10.625% 11/1/10	184,000	188,819
Meritage Homes
6.25% 3/15/15	97,000	83,905
7.00% 5/1/14	432,000	382,320
M/I Homes 6.875% 4/1/12	294,000	271,950
Mobile Mini 6.875% 5/1/15	401,000	356,890
Mohawk Industries 6.875% 1/15/16	327,000	307,211
New Albertsons 7.25% 5/1/13	171,000	167,580
*OSI Restaurant Partners 10.00% 6/15/15	348,000	288,840
Quiksilver 6.875% 4/15/15	495,000	316,800
*Rite Aid 9.375% 12/15/15	823,000	609,020
*Sally Holdings 10.50% 11/15/16	348,000	362,790
#Sealy 144A 10.875% 4/15/16	151,000	163,080
Target 7.00% 1/15/38	100,000	115,741
Tenneco 8.625% 11/15/14	616,000	545,160
Toys R Us
*7.625% 8/1/11	386,000	366,700
7.875% 4/15/13	266,000	228,095
#Toys R Us Property 144A 10.75% 7/15/17	271,000	276,420
#TRW Automotive 144A
7.00% 3/15/14	675,000	590,625
7.25% 3/15/17	100,000	84,500
		14,956,136
Consumer Non-Cyclical – 1.76%
#Alliance One 144A 10.00% 7/15/16	610,000	605,424
#Anheuser-Busch InBev Worldwide 144A 6.875% 11/15/19	100,000	112,067
Bausch & Lomb 9.875% 11/1/15	570,000	574,275
Biomet 11.625% 10/15/17	294,000	312,375
Biomet PIK 10.375% 10/15/17	235,000	246,163
#CareFusion 144A 6.375% 8/1/19	100,000	107,199
Cornell 10.75% 7/1/12	194,000	197,153
Delhaize America 9.00% 4/15/31	100,000	129,429
DJO Finance 10.875% 11/15/14	360,000	347,400
#Dole Food 144A 13.875% 3/15/14	386,000	441,970
Elan Finance 7.75% 11/15/11	450,000	438,750
#Heinz (H.J.) Finance 144A 7.125% 8/1/39	100,000	117,822
#Ingles Markets 144A 8.875% 5/15/17	309,000	311,318
Inverness Medical Innovations 9.00% 5/15/16	437,000	435,908
#JBS USA 144A 11.625% 5/1/14	465,000	490,574
JohnsonDiversey Holdings 10.67% 5/15/13	437,000	410,780
Medco Health Solutions 7.125% 3/15/18	100,000	112,945
#M-Foods Holdings 144A 9.75% 10/1/13	179,000	182,133
Smithfield Foods
7.75% 5/15/13	358,000	297,140
#144A 10.00% 7/15/14	450,000	461,250
Supervalu 8.00% 5/1/16	79,000	78,111
Universal Hospital Services PIK 8.50% 6/1/15	332,000	322,040

Yankee Acquisition 8.50% 2/15/15	70,000	63,700
		6,795,926
Energy – 2.87%
Berry Petroleum 10.25% 6/1/14	296,000	310,430
Chesapeake Energy
7.00% 8/15/14	386,000	368,630
9.50% 2/15/15	259,000	265,475
Complete Production Service 8.00% 12/15/16	240,000	207,000
Copano Energy 7.75% 6/1/18	404,000	375,720
Denbury Resources
7.50% 4/1/13	41,000	40,795
9.75% 3/1/16	281,000	297,158
Dynergy Holdings 7.75% 6/1/19	575,000	411,125
El Paso 6.875% 6/15/14	340,000	333,369
#El Paso Performance-Linked Trust 144A 7.75% 7/15/11	263,000	270,068
Enterprise Products Operating 9.75% 1/31/14	100,000	120,486
Forest Oil 7.25% 6/15/19	373,000	352,485
Geophysique-Veritas
7.50% 5/15/15	87,000	83,085
7.75% 5/15/17	386,000	366,700
#*144A 9.50% 5/15/16	100,000	103,500
#Helix Energy Solutions Group 144A 9.50% 1/15/16	619,000	584,954
#Hilcorp Energy I 144A 7.75% 11/1/15	603,000	559,282
#Holly 144A 9.875% 6/15/17	276,000	276,690
KCS Energy 7.125% 4/1/12	427,000	422,730
*Key Energy Services 8.375% 12/1/14	607,000	552,370
Kinder Morgan Energy Partners 6.85% 2/15/20	100,000	110,158
Mariner Energy 8.00% 5/15/17	545,000	485,050
MarkWest Energy Partners 8.75% 4/15/18	350,000	334,250
Massey Energy 6.875% 12/15/13	635,000	600,074
Nexen 7.50% 7/30/39	100,000	105,066
*ONEOK Partners 8.625% 3/1/19	35,000	41,926
OPTI Canada
7.875% 12/15/14	588,000	379,260
8.25% 12/15/14	115,000	75,325
PetroHawk Energy 9.125% 7/15/13	106,000	108,120
Petroleum Development 12.00% 2/15/18	483,000	451,605
Plains All American Pipeline 6.50% 5/1/18	100,000	105,925
Quicksilver Resources 11.75% 1/1/16	506,000	538,890
Regency Energy Partners 8.375% 12/15/13	239,000	236,013
#SandRidge Energy 144A 9.875% 5/15/16	506,000	508,530
Talisman Energy 7.75% 6/1/19	100,000	116,572
Weatherford International 9.625% 3/1/19	105,000	127,769
Whiting Petroleum 7.25% 5/1/13	447,000	444,765
		11,071,350
Financials – 2.24%
•BAC Capital Trust XIV 5.63% 12/31/49	565,000	354,538
Bank of America 7.375% 5/15/14	100,000	109,749
#Barclays Bank 144A 6.05% 12/4/17	100,000	98,853
BB&T Capital Trust I 5.85% 8/18/35	90,000	73,350
BB&T Capital Trust II 6.75% 6/7/36	245,000	205,188
Capital One Capital V 10.25% 8/15/39	590,000	601,335
Capital One Financial 7.375% 5/23/14	100,000	109,194
Cardtronics 9.25% 8/15/13	588,000	576,240
General Electric Capital 6.00% 8/7/19	100,000	100,945
International Lease Finance
5.25% 1/10/13	385,000	297,248
5.35% 3/1/12	60,000	49,516
5.55% 9/5/12	205,000	163,312
5.625% 9/20/13	500,000	384,748
6.375% 3/25/13	135,000	106,012
6.625% 11/15/13	415,000	321,623
JPMorgan Chase 6.30% 4/23/19	100,000	109,828
JPMorgan Chase Capital XXV 6.80% 10/1/37	65,000	61,440
MetLife 6.40% 12/15/36	475,000	378,813
#•MetLife Capital Trust X 144A 9.25% 4/8/38	600,000	584,933
#@Nuveen Investments 144A 10.50% 11/15/15	1,132,000	854,659
@Popular North America Capital Trust I 6.564% 9/15/34	295,000	217,137
#•Rabobank Nederland 144A 11.00% 12/29/49	665,000	787,645
Silicon Valley Bank 6.05% 6/1/17	310,000	270,436
•USB Capital IX 6.189% 4/15/49	640,000	467,200
•Wells Fargo Capital XIII 7.70% 12/29/49	845,000	739,374
Zions Bancorporation
5.50% 11/16/15	230,000	175,015
5.65% 5/15/14	46,000	33,197
6.00% 9/15/15	570,000	411,626
		8,643,154
Media – 2.09%
Affinion Group 11.50% 10/15/15	295,000	284,675
Belo 6.75% 5/30/13	340,000	297,500
#Charter Communications Operating 144A
*10.00% 4/30/12	220,000	222,750
10.375% 4/30/14	304,000	309,320
*12.875% 9/15/14	1,064,000	1,159,759

#CSC Holdings 144A 8.50% 6/15/15	424,000	430,360
#DISH DBS 144A 7.875% 9/1/19	605,000	599,705
#Expedia 144A 8.50% 7/1/16	355,000	361,213
Interpublic Group
6.25% 11/15/14	164,000	152,110
#144A 10.00% 7/15/17	161,000	169,050
Lamar Media 6.625% 8/15/15	419,000	368,720
LIN Television 6.50% 5/15/13	90,000	68,400
#Mediacom 144A 9.125% 8/15/19	410,000	407,950
Nielsen Finance
10.00% 8/1/14	332,000	315,400
11.50% 5/1/16	105,000	105,000
11.625% 2/1/14	202,000	201,495
Ω12.50% 8/1/16	266,000	187,530
#Rainbow National Services 144A 10.375% 9/1/14	225,000	236,250
Sinclair Broadcast Group 8.00% 3/15/12	75,000	62,063
#Sirius XM Radio 144A 9.75% 9/1/15	70,000	70,350
#Terremark Worldwide 144A 12.00% 6/15/17	266,000	280,963
#Univision Communications 144A 12.00% 7/1/14	110,000	116,050
#UPC Holding 144A 9.875% 4/15/18	280,000	284,550
Videotron
6.375% 12/15/15	151,000	139,298
9.125% 4/15/18	437,000	463,220
Visant Holding 8.75% 12/1/13	496,000	503,439
#Vivendi 144A 6.625% 4/4/18	100,000	104,987
XM Satellite Radio Holdings 10.00% 6/1/11	175,000	158,813
		8,060,920
Real Estate – 0.12%
Developers Diversified Realty 5.375% 10/15/12	515,000	468,125
		468,125
Services Cyclical – 2.76%
*ARAMARK 8.50% 2/1/15	557,000	543,075
#Ashtead Capital 144A 9.00% 8/15/16	325,000	286,813
Avis Budget Car Rental 7.75% 5/15/16	355,000	284,000
CSX 6.25% 3/15/18	100,000	108,054
Delta Air Lines 7.92% 11/18/10	253,000	232,760
#Galaxy Entertainment Finance 144A 9.875% 12/15/12	725,000	706,875
Gaylord Entertainment
6.75% 11/15/14	253,000	214,418
8.00% 11/15/13	108,000	99,090
Global Cash Access 8.75% 3/15/12	312,000	308,100
#Harrah's Operating 144A 10.00% 12/15/18	401,000	282,705
#Harrah’s Operating Escrow 144A 11.25% 6/1/17	879,000	898,777
Hertz
8.875% 1/1/14	281,000	270,463
*10.50% 1/1/16	584,000	578,160
Kansas City Southern de Mexico
9.375% 5/1/12	510,000	504,900
#144A 12.50% 4/1/16	140,000	148,400
MGM MIRAGE
*6.625% 7/15/15	166,000	119,935
*7.50% 6/1/16	478,000	344,160
*7.625% 1/15/17	363,000	261,360
#144A 11.125% 11/15/17	212,000	230,550
#144A 13.00% 11/15/13	442,000	495,040
@Northwest Airlines 10.00% 2/1/10	265,000	875
Pinnacle Entertainment 7.50% 6/15/15	973,000	851,374
#@Pokagon Gaming Authority 144A 10.375% 6/15/14	580,000	588,700
Royal Caribbean Cruises 6.875% 12/1/13	335,000	291,450
RSC Rental Services 9.50% 12/1/14	600,000	540,000
#@Seminole Indian Tribe of Florida 144A
7.804% 10/1/20	705,000	605,673
8.03% 10/1/20	350,000	304,143
#Shingle Springs Tribal Gaming Authority 144A 9.375% 6/15/15	769,000	549,835
		10,649,685
Services Non-Cyclical – 1.25%
Alliance Imaging 7.25% 12/15/12	391,000	367,540
Casella Waste Systems 9.75% 2/1/13	624,000	555,360
Community Health Systems 8.875% 7/15/15	300,000	302,625
HCA 9.25% 11/15/16	534,000	542,010
HCA PIK 9.625% 11/15/16	784,000	793,799
Psychiatric Solutions
7.75% 7/15/15	386,000	364,770
#144A 7.75% 7/15/15	161,000	148,120
Quest Diagnostic 6.40% 7/1/17	125,000	133,514
Select Medical 7.625% 2/1/15	825,000	754,875
UnitedHealth Group 6.00% 2/15/18	100,000	101,818
US Oncology Holdings PIK 6.428% 3/15/12	761,000	650,655
WellPoint 7.00% 2/15/19	100,000	110,742
		4,825,828
Technology & Electronics – 1.09%
Anixter 10.00% 3/15/14	207,000	214,763

Avago Technologies Finance 10.125% 12/1/13	309,000	324,450
*First Data 9.875% 9/24/15	1,478,000	1,271,079
Freescale Semiconductor 8.875% 12/15/14	910,000	618,800
*Sanmina-SCI 8.125% 3/1/16	687,000	595,973
Sungard Data Systems 10.25% 8/15/15	768,000	764,160
#Unisys 144A 12.75% 10/15/14	304,000	313,500
Xerox 8.25% 5/15/14	100,000	112,717
		4,215,442
Telecommunications – 3.14%
@=‡Allegiance Telecom 11.75% 2/15/10	10,000	0
Cincinnati Bell 7.00% 2/15/15	460,000	434,700
Citizens Communications 7.125% 3/15/19	276,000	252,540
*Cricket Communications 9.375% 11/1/14	895,000	848,013
#Digicel Group 144A
8.875% 1/15/15	490,000	439,775
12.00% 4/1/14	430,000	457,950
#DigitalGlobe 144A 10.50% 5/1/14	248,000	260,710
Hughes Network Systems 9.50% 4/15/14	542,000	552,840
#Intelsat Bermuda 144A 11.25% 2/4/17	1,289,000	1,224,549
Level 3 Financing
9.25% 11/1/14	286,000	237,380
12.25% 3/15/13	281,000	275,380
Lucent Technologies 6.45% 3/15/29	564,000	386,340
*MetroPCS Wireless 9.25% 11/1/14	618,000	609,503
Nextel Communications
6.875% 10/31/13	105,000	94,500
7.375% 8/1/15	1,380,000	1,185,074
#NII Capital 144A 10.00% 8/15/16	595,000	592,025
#Nordic Telephone Holdings 144A 8.875% 5/1/16	553,000	564,060
#PAETEC Holding 144A 8.875% 6/30/17	289,000	276,718
#Qwest 144A 8.375% 5/1/16	75,000	76,125
Qwest Communications International 7.50% 2/15/14	235,000	227,950
Sprint Nextel 6.00% 12/1/16	378,000	319,410
Telecom Italia Capital 7.175% 6/18/19	100,000	111,529
Telesat Canada
11.00% 11/1/15	313,000	320,825
12.50% 11/1/17	391,000	404,685
#VimpelCom 144A 9.125% 4/30/18	645,000	645,000
Virgin Media Finance 8.75% 4/15/14	396,000	403,920
#Wind Acquisition Finance 144A
10.75% 12/1/15	395,000	426,600
11.75% 7/15/17	475,000	517,750
		12,145,851
Utilities – 1.30%
AES
7.75% 3/1/14	391,000	382,691
8.00% 10/15/17	166,000	159,775
Duke Energy 5.05% 9/15/19	45,000	45,543
Edison Mission Energy 7.00% 5/15/17	700,000	538,125
Elwood Energy 8.159% 7/5/26	627,740	552,452
Energy Future Holdings 10.875% 11/1/17	302,000	217,440
#FirstEnergy Solutions 144A 6.05% 8/15/21	100,000	101,304
Illinois Power 9.75% 11/15/18	100,000	123,589
Mirant Americas Generation 8.50% 10/1/21	410,000	340,300
wMirant Mid Atlantic Pass Through Trust A 8.625% 6/30/12	253,642	255,544
NRG Energy
7.375% 2/1/16	810,000	776,588
7.375% 1/15/17	87,000	83,085
Orion Power Holdings 12.00% 5/1/10	678,000	703,425
•Puget Sound Energy 6.974% 6/1/67	442,000	354,879
*Texas Competitive Electric Holdings 10.25% 11/1/15	586,000	391,155
		5,025,895
Total Corporate Bonds (cost $104,528,883)		108,147,293

Leveraged Non-Recourse Security – 0.00%
#@wJPMorgan Fixed Income Pass Through Trust Series 2007-B 144A 0.003% 1/15/87	1,300,000	0
Total Leveraged Non-Recourse Securities (cost $1,105,000)		0

Municipal Bond– 0.03%
California State 7.55% 4/1/39	100,000	108,052
Total Municipal Bond (cost $104,998)		108,052

Residual Interest Trust Certificate – 0.00%
#@wAuction Pass Through 2007-6 Series 7-6B 144A	475,000	0
Total Residual Interest Trust Certificate (cost $516,980)		0

«Senior Secured Loans – 0.70%
Harrahs Chester Downs & Marina 12.375% 12/31/16	315,000	307,913
Northwest Airlines 2.28% 8/21/13	346,429	333,980
Talecris Biotherapeutics 2nd Lien 6.96% 12/6/14	925,000	894,937
Texas Competitive Electric Holdings Term Tranche Loan B2 3.776% 10/10/14	491,530	374,651
Univision Communications Term Tranche Loan B 2.535% 9/29/14	1,025,000	807,474
Total Senior Secured Loans (cost $2,375,318)		2,718,955

	Number of
	Shares
Exchange Traded Funds– 0.19%
Equity Funds – 0.11%
Energy Select Sector SPDR Fund	6,400	327,488
*ProShares UltraShort Real Estate	8,900	101,994
		429,482
Commodity Fund – 0.08%
*†SPDR Gold Trust	3,300	308,220
		308,220
Total Exchange Traded Funds (cost $814,072)		737,702

Limited Partnership– 0.13%
Brookfield Infrastructure Partners	33,900	513,924
Total Limited Partnership (cost $638,388)		513,924

Preferred Stock– 0.34%
Banking, Finance & Insurance – 0.09%
†Freddie Mac 6.02%	21,000	42,210
•PNC Financial Services Group 8.25%	340,000	310,178
		352,388
Industrials – 0.00%
=Port Townsend	222	0
		0
Leisure, Lodging & Entertainment – 0.06%
*Red Lion Hotels Capital Trust 9.50%	10,679	213,366
		213,366
Real Estate – 0.19%
Developers Diversified Realty 7.50%	11,250	169,875
SL Green Realty 7.625%	13,900	282,865
*Vornado Realty Trust 6.625%	12,700	261,620
W2007 Grace Acquisitions Series B 8.75%	21,700	10,850
		725,210
Total Preferred Stock (cost $2,501,173)		1,290,964

Warrant– 0.00%
†=Port Townsend	222	2
Total Warrant (cost $5,328)		2

	Principal
	Amount
U.S. Treasury Obligation – 0.01%
U.S. Treasury Note 3.625% 8/15/19	$30,000	30,572
Total U.S. Treasury Obligation (cost $30,431)		30,572

≠Discount Note– 4.23%
Federal Home Loan Bank 0.08% 9/1/09	16,318,040	16,318,040
Total Discount Note (cost $16,318,040)		16,318,040

Total Value of Securities Before Securities Lending Collateral – 99.01%
(cost $427,317,590)		382,215,233

	Number of
	Shares
Securities Lending Collateral** – 8.56%
Investment Companies
Mellon GSL DBT II Collateral Fund	14,077,008	14,077,008
BNY Mellon SL DBT II Liquidating Fund	19,258,382	18,967,580
@†Mellon GSL Reinvestment Trust II	741,807	74
Total Securities Lending Collateral (cost $34,077,197)		33,044,662

Total Value of Securities – 107.57%
(cost $461,394,787)		415,259,895	©
Obligation to Return Securities Lending Collateral** – (8.83%)		(34,077,197)
Receivables and Other Assets Net of Liabilities (See Notes) – 1.26%		4,865,621
Net Assets Applicable to 44,659,078 Shares Outstanding – 100.00%		$386,048,319

•Variable rate security. The rate shown is the rate as of August 31, 2009.
fStep coupon bond. Coupon increases periodically based on a predetermined schedule. Stated rate in effect at August 31, 2009.
ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
*Fully or partially on loan.
wPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2009, the aggregate amount of Rule 144A securities was $60,198,794 which represented 15.59% of the Fund’s net assets. See Note 4 in "Notes."
@Illiquid security. At August 31, 2009, the aggregate amount of illiquid securities was $6,537,735 which represented 1.69% of the Fund’s net assets. See Note 4 in "Notes."
=Security is being fair valued in accordance with the Fund's fair valuation policy. At August 31, 2009, the aggregate amount of fair valued securities was $3,113,699, which represented 0.81% of the Fund's net assets. See Note 1 in "Notes."

∏Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At August 31, 2009, the aggregate amount of the restricted securities was $11 or 0.00% of the Fund's net assets. See Note 4 in "Notes."
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
≠The rate shown is the effective yield at the time of purchase.
†Non income producing security.
‡Non income producing security. Security is currently in default.
**See Note 3 in “Notes.”
©Includes $33,542,311 of securities loaned.

Summary of Abbreviations:
ADR – American Depositary Receipts
PIK – Pay-in-kind
REIT – Real Estate Investment Trust

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group® Equity Funds V – Delaware Dividend Income Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment companies are valued at net asset value per share. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended November 30, 2005 – November 30, 2008), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At August 31, 2009, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The financial statements reflect an estimate of the reclassification of the distribution character. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gains on investments, if any, annually.

2. Investments
At August 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At August 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$462,083,424
Aggregate unrealized appreciation	17,085,927
Aggregate unrealized depreciation	(63,909,456)
Net unrealized depreciation	$(46,823,529)

For federal income tax purposes, at November 30, 2008, $118,180,493 of capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $3,174,810 expires in 2009, $8,064,444 expires in 2010 and $106,941,239 expires in 2016.

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of August 31, 2009:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$-	$230,167	$-	$230,167
Common Stock	157,610,216	-	2,877,808	160,488,024
Corporate Debt	-	201,841,420	1,170,289	203,011,709
Municipal Bonds	-	108,052	-	108,052
U.S. Treasury Obligations	30,572	-	-	30,572
Short-Term	-	16,318,040	-	16,318,040
Securities Lending Collateral	14,077,008	18,967,580	74	33,044,662
Other	737,702	1,066,748	224,219	2,028,669
Total	$172,455,498	$238,532,007	$4,272,390	$415,259,895

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

				Securities
	Total	Common	Corporate	Lending
	Fund	Stock	Debt	Collateral	Other
Balance as of 11/30/08	$2,452,873	$-	$307,692	$60,828	$2,084,353
Net change in unrealized
appreciation/depreciation	1,236,755	(284,311)	(82,362)	(60,754)	1,664,182
Net purchases, sales, and settlements	386,370	484,336	10,559	-	(108,525)
Net realized gain (loss)	183,168	245,664	-	-	(62,496)
Net transfers in and/or out of Level 3	13,224	3,366,508	-	-	(3,353,284)
Balance as of 8/31/09	$4,272,390	$3,812,197	$235,889	$74	$224,230

Net change in unrealized
appreciation/depreciation from
investments still held as of 8/31/09	$1,236,755	$(284,311)	$(82,362)	$(60,754)	$1,664,182

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group (S&P) or Moody’s Investors Service, Inc. (Moody’s) or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At August 31, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At August 31, 2009, the value of securities on loan was $33,542,311, for which the Fund received collateral, comprised of non-cash collateral valued at $376,680, and cash collateral of $34,077,197. Investments purchased with cash collateral are presented on the schedule of investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BBB or lower by S&P and/or Baa or lower by Moody’s. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended August 31, 2009. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

5. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, Delaware Distributors, L.P. (DDLP), and Delaware Service Company (DSC), will be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). Upon completion of the Transaction, DMC, DDLP and DSC will be wholly-owned subsidiaries of Macquarie.

The Transaction will result in a change of control of DMC which, in turn, will cause the termination of the investment advisory agreement between DMC and the Fund. As a result, a Special Meeting of Shareholders (Meeting) of the Fund will be scheduled for the purpose of asking shareholders to approve a new investment advisory agreement between DMC and the Fund (New Agreement). If approved by shareholders, the New Agreement will take effect upon the closing of the Transaction, which is currently anticipated to occur in the fourth quarter of 2009. Shareholders of the Fund will receive proxy materials including more detailed information about the Meeting, the Transaction and the proposed New Agreement.

6. Subsequent Event
Effective August 31, 2009, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to August 31, 2009 through October 25, 2009, the date of issuance of the Fund’s schedule of portfolio holdings, and determined that there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Fund’s schedule of portfolio holdings.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: